Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Jun. 30, 2023
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	6,606,667
Common stock, shares issued	3,303,333
Common stock, shares outstanding	3,303,333	1,000,000
Previously Reported
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000	1,000,000
Common stock, shares issued	1,000,000	1,000,000
Common stock, shares outstanding	1,000,000	1,000,000